Subsequent Events (Details) - Subsequent Event [Member]				1 Months Ended	3 Months Ended
	Mar. 28, 2023 USD ($) shares	Jan. 19, 2023 USD ($)	Jan. 05, 2023 shares	Mar. 21, 2023 CNY (¥) shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 24, 2023	Mar. 14, 2023 USD ($)	Mar. 09, 2023	Jan. 18, 2023	Jan. 16, 2023 USD ($)
Subsequent Events (Details) [Line Items]
Price percentage			90.00%
Ordinary shares issued (in Shares) | shares			114,899,222	167,592,318
Aggregate of shares issued (in Shares) | shares	276,448,625
Principal amount (in Dollars)		$ 1,449,864			$ 26,849,931		$ 204,758			$ 520,174
Fixed annual interest rate		4.20%					4.20%			4.20%
Fixed asset (in Dollars)		$ 2.4
Ordinary shares par value (in Dollars per share) | $ / shares					$ 0.00166667
Smartconn [Member]
Subsequent Events (Details) [Line Items]
Percentage of equity shares			31.00%						19.99%
Boxinru Ltd [Member]
Subsequent Events (Details) [Line Items]
Percentage of equity shares	65.00%
Hunan Poweverse Digital Co Ltd [Member]
Subsequent Events (Details) [Line Items]
Percentage of equity shares								51.00%
DTI [Member]
Subsequent Events (Details) [Line Items]
Consideration amount | ¥				¥ 96.7
Boxinru Ltd [Member]
Subsequent Events (Details) [Line Items]
Consideration amount	$ 25,800,000
Long-Term Debt [Member] | Smartconn [Member]
Subsequent Events (Details) [Line Items]
Percentage of equity shares			50.99%
Long-Term Debt [Member] | DTI [Member]
Subsequent Events (Details) [Line Items]
Percentage of equity shares				51.00%
Long-Term Debt [Member] | Boxinru Ltd [Member]
Subsequent Events (Details) [Line Items]
Percentage of equity shares	100.00%
Equity Transfer Agreement [Member] | DTI [Member]
Subsequent Events (Details) [Line Items]
Percentage of equity shares				32.00%		19.00%
White Lion [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares issued (in Shares) | shares					5,000,000
Amount received (in Dollars)					$ 500,000
YA II PN, Ltd [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares issued (in Shares) | shares					26,235,245
Amount received (in Dollars)					$ 2,800,000
TBS [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares issued (in Shares) | shares					6,250,000
Amount received (in Dollars)					$ 500,000
Convertible note [Member]
Subsequent Events (Details) [Line Items]
Convertible notes principal amount (in Dollars)					$ 2,427,582